Borrowings - Summary of Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 112,710	$ 1,495	₨ 229,820
Current maturities of long-term borrowings	99,521	1,320	85,233
Current borrowings	₨ 212,231	$ 2,815	₨ 315,053